Balance Sheets - USD ($)	Sep. 30, 2018	Jun. 30, 2018
CURRENT ASSETS
CASH	$ 427,720
DUE FROM RELATED PARTY		638,500
PREPAIDS	75,000
TOTAL CURRENT ASSETS	502,720	638,500
INVESTMENT	136,875	113,375
TOTAL ASSETS	639,595	751,875
CURRENT LIABILITIES
DUE TO RELATED PARTY		79,511
TOTAL CURRENT LIABILITIES		79,511
STOCKHOLDERS' EQUITY
COMMON STOCK, $0.0001 par value, 110,000,000 shares authorized, 375,000 issued and outstanding	38	38
ADDITIONAL PAID-IN-CAPITAL	749,962	749,962
ACCUMULATED DEFICIT	(135,780)	(79,511)
ACCUMULATED OTHER COMPREHENSIVE INCOME	25,375	1,875
TOTAL STOCKHOLDERS' EQUITY	639,595	672,364
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 639,595	$ 751,875